Joint Arrangements	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements

18. JOINT ARRANGEMENTS
A) Joint Operations
Cenovus has a number of joint operations in the Upstream segments. On September 30, 2025, Cenovus divested its entire 50 percent interest in WRB in the U.S. Refining segment, which was a jointly controlled entity with Phillips 66 (see Note 8)
B) Joint Ventures
Husky-CNOOC Madura Limited
The Company holds a 40 percent interest in the jointly-controlled entity HCML. The Company’s share of equity investment income (loss) related to the joint venture is recorded in (income) loss from equity-accounted affiliates.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

For the years ended December 31,	2025	2024
Revenue	646	736
Expenses	610	605
Net Earnings (Loss)	36	131
Balance Sheet

As at December 31,	2025	2024
Current Assets (1)	270	441
Non-Current Assets	1,227	1,594
Current Liabilities	82	188
Non-Current Liabilities	868	1,046
Net Assets	547	801
(1)Includes cash and cash equivalents of $82 million (December 31, 2024 – $108 million).
For the year ended December 31, 2025, the Company’s share of income from the equity-accounted affiliate was $31 million (2024 – $53 million). As at December 31, 2025, the carrying amount of the Company’s share of net assets was $202 million (December 31, 2024 – $294 million). These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the year ended December 31, 2025, the Company received $94 million in distributions from HCML (2024 – $107 million) and paid $nil in contributions (2024 – $nil).
Other Joint Ventures
The Company has interests in a number of individually immaterial joint ventures, which include HMLP and Duvernay. The Company’s aggregate share of equity investment income (loss) related to these joint ventures are recorded in (income) loss from equity-accounted affiliates.
Summarized aggregate financial information is shown below:

For the years ended December 31,	2025	2024
Cenovus's Share of Net Earnings (Loss)	(26)	(16)
Cenovus's Share of Other Comprehensive Income (Loss)	—	(2)
Cenovus's Share of Total Comprehensive Income (Loss)	(26)	(18)
The Company's share of equity investment income related to HMLP, in excess of the cumulative unrecognized losses, distributions received and contributions paid, is recorded in (income) loss from equity-accounted affiliates. Cenovus had unrecognized cumulative losses from earnings and OCI, net of tax, of $58 million as at December 31, 2025 (2024 – $48 million) related to HMLP.
For the year ended December 31, 2025, the Company received $40 million in distributions from HMLP (2024 – $65 million) and paid $2 million in contributions (2024 – $51 million).
As at December 31, 2025, the aggregate carrying value of the Company's investment in these joint ventures was $93 million (December 31, 2024 – $105 million).